Profit Interest Units of SIS Holdings LP (Details) - Schedule of activity in PIU awards granted - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of activity in PIU awards granted [Abstract]
Outstanding, Number of units, beginning balance	253,384	261,759
Outstanding, Weighted- average grant date fair value, beginning balance	$ 87.12	$ 87.13
Forfeited, Number of units	(3,348)	(8,375)
Forfeited, Weighted- average grant date fair value	$ (85.94)	$ (87.32)
Outstanding, Number of units, ending balance	250,036	253,384
Outstanding, Weighted- average grant date fair value, ending balance	$ 87.14	$ 87.12